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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-10261

Pearl Mutual Funds

(Exact name of registrant as specified in charter)

2610 Park Avenue, P.O. Box 209, Muscatine, Iowa	52761
(Address of principal executive offices)	(Zip code)

Robert H. Solt, 2610 Park Avenue, P.O. Box 209, Muscatine, Iowa 52761

(Name and address of agent for service)

Registrant’s telephone number, including area code: (563) 288-2773

Date of fiscal year end: 12/31

Date of reporting period: 07/01/04 – 06/30/05

2005	(File 2498-12E) - Form N-PX				PROXY VOTING RECORD
	Form due 8/31 of each year	Due 8/31/05

PTR or PAG	NAME OF ISSUER (FUND NAME)	TICKER	CUSIP #	SHAREHOLDER MEETING DATE	MATTER VOTED ON	PROPOSED BY ISSUER OR SECURITY HOLDER	VOTE CAST YES/NO	HOW FUND CAST ITS VOTE	VOTE CAST FOR OR AGAINST MANAGEMENT

PTR	Thornburg International Value Fund	TGVIX	885215566	9/13/2004	Re-election of 5 of the 6 current Trustees and election of 3 additional Trustees; approval of PricewaterhouseCoopers as independent accounting firm.	Thornburg Investment Trust	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PTR	n/i Numeric Investors Small Cap Value Fund	NISVX	749255220	9/30/2004	Approve new investment advisory agreement between The RBB Fund, Inc., on behalf of n/i investors family of funds (each of which is a separate series of The RBB Fund, Inc.) and Numeric Investors LLC	Issuer	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PAG	John Hancock Classic Value Class I	JCVIX	409902756	12/1/2004	Changes to structure of Board of Trustees by changing two panel structure to one by electing nine Trustees.	John Hancock Funds	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PTR	n/i Numeric Investors Small Cap Value	NISVX	749255220	11/12/2004	Supplemental meeting to approve New Investment Advisory agreements; approve amendment to New Advisory Agreement	Issuer	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PAG	Hartford Capital Appreciation	HCAYX	416645604	9/7/2005	Election of Board of Directors; permit Funds investment adviser to contract with sub-advisers without shareholder approval; revise policies regarding issuing of senior securities, borrowing money, underwriting securities, investments in real estate or interests therein, purchases and sales of commodities and commodities contracts, diversification of investments, concentrations within a particular industry, making of loans.	Hartford Mutual Funds	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pearl Mutual Funds

By (Signature and Title)*	/s/ Robert H. Solt
Robert H. Solt, Executive Vice President, Chief Operating Officer, Chief Financial Officer, Secretary and Treasurer

By (Signature and Title)*	/s/ David M. Stanley
David M. Stanley, President

Date 8/24/05

*	Print the name and title of each signing officer under his or her signature.